Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security	12 Months Ended
Dec. 31, 2018
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security [Abstract]
Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security

42.   Provisions, Contingents Assets and Liabilities and Legal Obligations - Tax and Social Security

a)     Contingent assets

Contingent assets are not recognized in the financial statements. However, there are ongoing proceedings where the chance of success is considered probable, such as: a) Social Integration Program (PIS), Bradesco has made a claim to offset PIS against Gross Operating Income, paid under Decree-Laws No. 2,445/88 and No. 2,449/88, regarding the payment that exceeded the amount due under Supplementary Law No. 07/70 (PIS Repique); and b) other taxes, the legality and/or constitutionality of which is being challenged, where the decision may lead to reimbursement of amounts paid.

b)    Provisions classified as probable losses and legal obligations - tax and social security

The Organization is a party to a number of labor, civil and tax lawsuits, arising from the normal course of business.

Management recorded provisions based on their opinion and that of their legal counsel, the nature of the lawsuit, similarity to previous lawsuits, complexity and the courts standing, where the loss is deemed probable.

Management considers that the provision is sufficient to cover losses generated by the respective lawsuits.

Liability related to litigation is held until the conclusion to the lawsuit, represented by judicial decisions, with no further appeals or due to the statute of limitation.

                  I -       Labor claims

These are claims brought by former employees and outsourced employees seeking indemnifications, most significantly for unpaid “overtime”, pursuant to Article 224 of the Consolidation of Labor Laws (CLT). In proceedings in which a judicial deposit is used to guarantee the execution of the judgment, the labor provision is made considering the estimated loss of these deposits. For proceedings with similar characteristics and for which there has been no official court decision, the provision is recorded based on the average calculated value of payments made for labor complaints settled in the past 12 months and for proceedings originating from acquired banks, with unique characteristics, the calculation and assessment of the required balance is conducted periodically, based on the updated recent loss history.

Overtime is monitored by using electronic time cards and paid regularly during the employment contract and, accordingly, the claims filed by former employees do not represent significant amounts.

                 II -       Civil proceedings

These are claims for pain and suffering and property damages, mainly relating to protests, returned checks, the inclusion of information about debtors in the credit restriction registry and the replacement of inflation adjustments excluded as a result of government economic plans. These lawsuits are individually controlled using a computer-based system and provisioned whenever the loss is deemed as probable, considering the opinion of Management and their legal counsel, the nature of the lawsuits, similarity with previous lawsuits, complexity and positioning of the courts.

Most of these lawsuits are brought to the Special Civil Court (JEC), in which the claims are limited to 40 times the minimum wage and do not have a significant impact on the Organization's financial position.

In relation to the legal claims pleading alleged differences in adjustment for inflation on savings account balances due to the implementation of economic plans that were part of the federal government's economic policy to reduce inflation in the ‘80s and ‘90s, although Bradesco complied with the law and regulation in force at the time, has provisioned these lawsuits, taking into consideration the claims where Bradesco is the defendant and the perspective of loss of each demand, in view of the decisions and subjects still under analysis in the Superior Court of Justice (STJ), such as, for example, the application of default interest in executions arising from Public Civil Actions, interest payments and succession.

In December 2017, with the mediation of the Attorney's General Office (AGU), the entities representing the bank and the savings accounts, entered into an agreement related to litigation of economic plans, with the purpose of closing these claims, in which conditions and schedule were established for savings accounts holders may to accede the agreement. This agreement was approved by the Federal Supreme Court (STF) on March 1, 2018, the period of adhesion was approved by the Federal Supreme Court (STF) on March 1, 2018, the period of adhesion for interested parties is for two (02) years from this date. As this is a voluntary agreement, Bradesco is unable to predict how many savings account holders will choose to accept the settlement offer. It is important to note that Bradesco understands that the provisioning was made to cover the eligible proceedings to the related agreement. The proceedings that are not in the context of the agreement, including those related to incorporated banks are evaluated individually based on the procedural stage they are in.

Note that, regarding disputes relating to economic plans, the Federal Supreme Court (STF) suspended the prosecution of all lawsuits on cognizance stage, until the Court issues a final decision on the right under litigation.

                III -       Provision for tax risks

The Organization is disputing the legality and constitutionality of certain taxes and contributions in court, for which provisions have been recorded in full, although there is good chance of a favorable outcome, based on the opinion of the legal counsel. The processing of these legal obligations and the provisions for cases for which the risk of loss is deemed as probable is regularly monitored. During or after the conclusion of each case, a favorable outcome may arise for the Organization, resulting in the reversal of the related provisions.

The main cases are:

-        PIS and COFINS - R$2,562,453 thousand (2017 - R$2,489,247 thousand): a request for authorization to calculate and pay PIS and COFINS based on effective billing, as set forth in Article 2 of Supplementary Law No. 70/91, removing from the calculation base the unconstitutional inclusion of other revenues other than those billed;

-        Pension Contributions - R$1,729,211 thousand (2017 - R$1,466,469 thousand): official notifications related to the pension contributions on financial contributions in private pension plans, considered by the authorities to be compensatory sums subject to the incidence of pension contributions and to an isolated fine for not withholding IRRF on the financial contributions;

-        IRPJ/CSLL on losses of credits - R$1,461,621 thousand (2017 - R$1,614,663 thousand): we are requesting to deduct from income tax and social contributions payable (IRPJ and CSLL, respectively) amounts of actual and definite loan losses related to unconditional discounts granted during collections, regardless of compliance with the terms and conditions provided for in Articles 9 to 14 of Law No. 9,430/96 that only apply to temporary losses;

-        IRPJ/CSLL on MTM - R$607,258 thousand: IRPJ and CSLL deficiency note related to the exclusions of revenues from marking Securities at fair value in 2007;

-        INSS of Autonomous - R$470,237 thousand (2017 - R$643,655 thousand): the Bradesco Organization is questioning the charging of social security contribution on remunerations paid to third-party service providers, established by Supplementary Law No. 84/96 and subsequent regulations/amendments, at 20.0% with an additional of 2.5%, on the grounds that services are not provided to insurance companies but to policyholders, thus being outside the scope of such a contribution as provided for in item I, Article 22 of Law No. 8,212/91, as new wording in Law No. 9,876/99; and

-        INSS - Contribution to SAT - R$417,442 thousand (2017 - R$401,018 thousand): in an ordinary lawsuit filed by the Brazilian Federation of Banks - Febraban, since April 2007, on behalf of its members, is questioning the classification of banks at the highest level of risk, with respect to Work Accident Risk - RAT, which eventually raised the rate of the respective contribution from 1% to 3%, in accordance with Decree No. 6,042/07.

In general, the provisions relating to lawsuits are classified as long-term, due to the unpredictability of the duration of the proceedings in the Brazilian justice system. For this reason, the estimate has not been disclosed with relation to the specific year in which these lawsuits will be closed.

               IV -       Changes in other provision

	R$ thousand
	Labor	Civil	Tax (1)
Balance on December 31, 2017	5,554,796	5,346,563	7,589,368
Adjustment for inflation	677,970	508,399	386,671
Provisions, net of reversals and write-offs	1,289,664	912,287	531,052
Payments	(1,538,827)	(1,152,887)	(302,885)
Balance on December 31, 2018	5,983,603	5,614,362	8,204,206

Balance on December 31, 2016	5,101,732	5,003,440	8,187,237
Adjustment for inflation	637,263	484,447	500,719
Provisions, net of reversals and write-offs	1,002,559	830,642	(984,342)
Payments	(1,186,758)	(971,966)	(114,246)
Balance on December 31, 2017	5,554,796	5,346,563	7,589,368

(1) In 2017, there were reversals of provisions related to: (i) the PIS process, related to the remuneration of amounts unduly paid, in the amount of R$268,729 thousand; (ii) IRPJ/CSLL on credit losses, in the amount of R$408,730 thousand; and (iii) favorable decision in the process of social security contribution on the remuneration paid to accredited dentists (INSS of Autonomous), in the amount of R$348,820 thousand.

c)     Contingent liabilities classified as possible losses

The Organization maintains a system to monitor all administrative and judicial proceedings in which the institution is plaintiff or defendant and, based on the opinion of legal counsel, classifies the lawsuits according to the expectation of loss. Case law trends are periodically analyzed and, if necessary, the related risk is reclassified. In this respect, contingent lawsuits deemed to have a possible risk of loss are not recorded as a liability in the financial statements. The main proceedings in this category are the following:

-        IRPJ and CSLL - 2006 to 2013 - R$6,863,623 thousand (2017 - R$6,264,741 thousand), relating to goodwill amortization being disallowed on the acquisition of investments;

-        COFINS - R$5,070,337 thousand (2017 - R$4,902,151 thousand): fines and disallowances of Cofins loan compensations, released after a favorable decision in a judicial proceeding, where the unconstitutionality of the expansion of the intended calculation base was discussed for revenues other than those from billing (Law No. 9,718/98);

-        Leasing companies' Tax on Services of any Nature (ISSQN) - R$2,478,296 thousand (2017 - R$2,394,087 thousand) which relates to the municipal tax demands from municipalities other than those in which the company is located and where, under law, tax is collected;

-        IRPJ and CSLL deficiency note - 2004 to 2012 - R$1,759,431 thousand (2017 - R$2,431,844 thousand): relating to disallowance of exclusions and expenses, differences in depreciation expenses, insufficient depreciation expenses, expenses with depreciation of leased assets, operating expenses and income and disallowance of tax loss compensation;

-        IRPJ and CSLL deficiency note - 2012 and 2013 - R$1,689,160 thousand: due to the disallowance of operating expenses (CDI), related to resources that were capitalized between the companies of the Organization;

-        PIS and COFINS notifications and disallowances of compensations - R$1,445,126 thousand (2017 - R$1,399,506 thousand): related to the unconstitutional extension of the basis of calculation intended for other income other than the billing (Law No. 9,718/98), from acquired companies;

-        IRPJ and CSLL deficiency note - R$859,049 thousand (2017 - R$969,713 thousand): relating to disallowance of exclusions with losses in collections; and

-        IRPJ and CSLL deficiency note - 2008 and 2009 - R$508,180 thousand (2017 - R$489,687 thousand): relating to profit of subsidiaries based overseas.